Cash and Cash Equivalents and Pledged Bank Deposits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
Restricted bank deposits	$ 38,889	$ 35,260